Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,538,000
Previously Paid Amount	0.00
Total Fee Amount	2,145.80
Total Offset Amount	0.00
Net Fee	2,145.80
Narrative - Max Aggregate Offering Price	$ 15,538,000
Final Prospectus	true